united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17645 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Eric Kane

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2720

Date of fiscal year end: 9/30

Date of reporting period: 3/31/18

Item 1. Reports to Stockholders.

Pinnacle Dynamic Growth Fund

Class A Shares (PADGX)
Class C Shares (PCDGX)
Class I Shares (PIDGX)

Pinnacle Sherman Multi-Strategy Core Fund

Class A Shares (APSHX)
Class C Shares (CPSHX)
Class I Shares (IPSHX)

Pinnacle TrendRating Innovative Equity Fund

Class A Shares (APTRX)
Class C Shares (CPTRX)
Class I Shares (IPTRX)

Semi-Annual Report
March 31, 2019

1-888-985-9830

www.pinnacledynamicfunds.com

Distributed by Northern Lights Distributors, LLC
Member FINRA

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website www.pinnacledynamicfunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically or to continue receiving paper copies of shareholder reports, which are available free of charge, by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

PINNACLE DYNAMIC GROWTH
PORTFOLIO REVIEW (Unaudited)
March 31, 2019

The Fund’s performance figures* for the periods ending March 31, 2019, compared to its benchmark:

Annualized
Inception*** -
March 31, 2019
Pinnacle Dynamic Growth Fund - Class A	5.00%
Pinnacle Dynamic Growth Fund - Class A with load	(1.04)%
Pinnacle Dynamic Growth Fund - Class C	5.00%
Pinnacle Dynamic Growth Fund - Class I	5.00%
S&P 500 Index **	1.58%

*	Performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, before any fee waivers, are 2.83% for Class A shares, 3.58% for Class C shares and 2.58% for Class I shares per the November 16, 2018 prospectus. Redemptions made within 60 days of purchase may be assessed a redemption fee of 1.00%. For performance information current to the most recent month-end, please call toll-free 1-888-985-9830.

**	The S&P 500 Index is an unmanaged market capitalization-weighted index which is comprised of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

***	Inception date is December 3, 2018.

The Fund’s holdings by asset class as of March 31, 2019 are as follows:

Asset Class	% of Net Assets
Exchange Traded Funds	96.9%
Other Assets less Liabilities	3.1%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

PINNACLE SHERMAN MULTI-STRATEGY CORE FUND
PORTFOLIO REVIEW (Unaudited)
March 31, 2019

The Fund’s performance figures* for the periods ending March 31, 2019, compared to its benchmark:

				Inception*** -
	Six Months	One Year	Three Years	March 31, 2019
Pinnacle Sherman Multi-Strategy Core Fund - Class A	(9.91)%	(4.09)%	2.96%	3.44%
Pinnacle Sherman Multi-Strategy Core Fund - Class A with load	(15.06)%	(9.60)%	0.95%	1.70%
Pinnacle Sherman Multi-Strategy Core Fund - Class C	(10.22)%	(4.82)%	2.20%	2.67%
Pinnacle Sherman Multi-Strategy Core Fund - Class I	(9.68)%	(3.80)%	3.23%	3.73%
Dow Jones Moderately Aggressive Portfolio Index **	(0.95)%	3.28%	9.74%	9.80%

*	Performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, before any fee waivers, are 1.88% for Class A shares, 2.63% for Class C shares and 1.63% for Class I shares per the February 1, 2019 prospectus. Redemptions made within 60 days of purchase may be assessed a redemption fee of 1.00%. For performance information current to the most recent month-end, please call toll-free 1-888-985-9830.

**	Dow Jones Moderately Aggressive Portfolio Index® – A global benchmark that takes 80% of the risk of the global securities market. It is a total return index that is a time-varying weighted average of stocks, bonds, and cash. The Index is the efficient allocation of stocks, bonds, and cash in a portfolio with 80% of the risk of the Dow Jones Moderately Aggressive Portfolio Index. The Index is calculated on a total return basis with dividends reinvested. The Index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.

***	Inception date is October 1, 2015.

The Fund’s holdings by asset class as of March 31, 2019 are as follows:

Asset Class	% of Net Assets
Exchange Traded Funds	67.1%
Other Assets less Liabilities	32.9%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

PINNACLE TRENDRATING INNOVATIVE EQUITY FUND
PORTFOLIO REVIEW (Unaudited)
March 31, 2019

The Fund’s performance figures* for the periods ending March 31, 2019, compared to its benchmark:

Annualized
Inception*** -
March 31, 2019
Pinnacle Trendrating Innovative Equity Fund - Class A	4.80%
Pinnacle Trendrating Innovative Equity Fund - Class A with load	(1.23)%
Pinnacle Trendrating Innovative Equity Fund - Class C	4.80%
Pinnacle Trendrating Innovative Equity Fund - Class I	4.80%
S&P 500 Index **	1.58%

*	Performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, before any fee waivers, are 1.91% for Class A shares, 2.66% for Class C shares and 1.66% for Class I shares per the November 16, 2018 prospectus. Redemptions made within 60 days of purchase may be assessed a redemption fee of 1.00%. For performance information current to the most recent month-end, please call toll-free 1-888-985-9830.

**	The S&P 500 Index is an unmanaged market capitalization-weighted index which is comprised of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

***	Inception date is December 3, 2018.

The Fund’s holdings by asset class as of March 31, 2019 are as follows:

Asset Class	% of Net Assets
Common Stocks	96.9%
Other Assets less Liabilities	3.1%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

Pinnacle Dynamic Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2019

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 96.9%
	EQUITY FUNDS - 96.9%
3,070	First Trust Cloud Computing ETF	$176,863
1,255	First Trust Dow Jones Internet Index Fund *	174,319
3,935	First Trust Mid Cap Growth AlphaDEX Fund	169,835
6,175	First Trust NASDAQ Cybersecurity ETF	173,517
5,005	First Trust Nasdaq Semiconductor ETF	158,759
2,185	First Trust NASDAQ-100 Technology Index Fund	180,175
1,155	First Trust NYSE Arca Biotechnology Index Fund *	174,232
2,810	First Trust Technology AlphaDEX Fund	179,615
	TOTAL EXCHANGE TRADED FUNDS (Cost $1,312,131)	1,387,315

	TOTAL INVESTMENTS - 96.9% (Cost $1,312,131)	$1,387,315
	OTHER ASSETS IN EXCESS OF LIABILITIES - 3.1%	43,783
	NET ASSETS - 100.0%	$1,431,098

*	- Non income producing security

ETF	- Exchange Traded Funds

See Accompanying Notes to Financial Statements.

Pinnacle Sherman Multi-Strategy Core Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2019

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 67.1%
	DEBT FUNDS - 32.0%
151,665	First Trust TCW Opportunistic Fixed Income ETF	$7,677,282
70,550	iShares Core U.S. Aggregate Bond ETF	7,694,889
		15,372,171
	EQUITY FUNDS - 35.1%
114,235	First Trust S&P REIT Index Fund	2,844,451
16,010	Invesco QQQ Trust Series 1	2,876,357
16,390	iShares S&P 500 Growth ETF	2,824,980
24,670	iShares S&P 500 Value ETF	2,781,296
10,595	SPDR Dow Jones Industrial Average ETF Trust	2,745,482
9,839	SPDR S&P 500 ETF Trust	2,779,321
		16,851,887

	TOTAL EXCHANGE TRADED FUNDS (Cost $30,334,207)	32,224,058

	TIME DEPOSITS - 33.0%
15,830,734	Union Bank Institutional Trust Deposit Account
	TOTAL TIME DEPOSITS (Cost 15,825,988)	15,830,734

	TOTAL INVESTMENTS - 100.1% (Cost $46,160,195)	$48,054,792
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(62,314)
	NET ASSETS - 100.0%	$47,992,478

ETF - Exchange Traded Fund

REIT - Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

Pinnacle TrendRating Innovative Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2019

Shares		Fair Value
	COMMON STOCKS - 96.9%
	BEVERAGES - 4.1%
1,847	Keurig Dr Pepper, Inc.	$51,661

	BIOTECHNOLOGY - 3.6%
251	Vertex Pharmaceuticals, Inc. *	46,171

	COMMERCIAL SERVICES - 4.2%
507	PayPal Holdings, Inc. *	52,647

	COSMETICS / PERSONAL CARE - 3.9%
301	Estee Lauder Cos, Inc.	49,831

	DIVERSIFIED FINANCIAL SERVICES - 7.7%
435	American Express Co.	47,546
317	Visa, Inc.	49,512
		97,058
	ENVIRONMENTAL CONTROL - 3.8%
593	Republic Services, Inc.	47,665

	HEALTHCARE-PRODUCTS - 20.1%
622	Abbott Laboratories	49,723
1,233	Boston Scientific Corp. *	47,323
418	Danaher Corp.	55,184
273	Edwards Lifesciences Corp. *	52,233
248	Stryker Corp.	48,985
		253,448
	HEALTHCARE-SERVICES - 7.5%
339	HCA Healthcare, Inc.	44,199
356	IQVIA Holdings, Inc. *	51,211
		95,410
	INSURANCE - 3.8%
279	Aon PLC	47,625

	MACHINERY-DIVERSIFIED - 3.9%
146	Roper Technologies, Inc.	49,928

	MEDIA - 7.2%
314	Fox Corp. - Class A *	11,527
325	Fox Corp. *	11,649
606	Walt Disney Co.	67,251
		90,427
	PHARMACEUTICALS - 4.2%
529	Zoetis, Inc.	53,254

	RETAIL - 3.8%
478	Yum! Brands, Inc.	47,709

	SEMICONDUCTORS - 3.8%
379	Xilinx, Inc.	48,053

	SOFTWARE - 11.5%
186	Adobe, Inc. *	49,567
300	salesforce.com, Inc. *	47,511
196	ServiceNow, Inc. *	48,312
		145,390
	TRANSPORTATION - 3.8%
231	Canadian Pacific Railway Ltd.	47,593

	TOTAL COMMON STOCKS (Cost $1,161,151)	1,223,870

	TOTAL INVESTMENTS - 96.9% (Cost $1,161,151)	$1,223,870
	OTHER ASSETS IN EXCESS OF LIABILITIES - 3.1%	39,756
	NET ASSETS - 100.0%	$1,263,626

* - Non income producing security

PLC	- Public Limited Company

See Accompanying Notes to Financial Statements.

Pinnacle Funds
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2019

	Pinnacle Dynamic		Pinnacle Sherman	Pinnacle TrendRating
	Growth Fund		Multi-Strategy Core Fund	Innovative Equity Fund
ASSETS
Investment Securities:
At cost	$1,312,131		$46,160,195	$1,161,151
At value	1,387,315		48,054,792	1,223,870
Cash and cash equivalents	60,859		—	54,318
Due from Advisor	16,199		—	16,491
Dividends and interest receivable	63		36,767	556
Receivable for Fund shares sold	—		3,397	—
Prepaid expenses and other assets	2,063		22,754	2,063
TOTAL ASSETS	1,466,499		48,117,710	1,297,298

LIABILITIES
Payable for Fund shares repurchased	—		48,428	—
Investment advisory fees payable	—		22,070	—
Distribution (12b-1) fees payable	—		18,905	—
Payable to related parties	18,633		14,540	18,202
Audit Fees Payable	7,176		8,477	7,176
Accrued expenses and other liabilities	9,592		12,812	8,294
TOTAL LIABILITIES	35,401		125,232	33,672
NET ASSETS	$1,431,098		$47,992,478	$1,263,626

Net Assets Consist Of:
Paid in capital	$1,363,530		$51,214,076	$1,175,030
Accumulated earnings / (losses)	67,568		(3,221,598)	88,596
NET ASSETS	$1,431,098		$47,992,478	$1,263,626

Net Asset Value Per Share:
Class A Shares:
Net Assets	$11		$8,717,715	$10
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1		856,078	1
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)	$10.50	(b)	$10.18	$10.48	(b)
Maximum offering price per share (maximum sales charge of 5.75%)	$11.14		$10.80	$11.12

Class C Shares:
Net Assets	$11		$20,083,085	$10
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1		2,023,856	1
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$10.50	(b)	$9.92	$10.48	(b)

Class I Shares:
Net Assets	$1,431,076		$19,191,678	$1,263,606
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	136,262		1,871,042	120,615
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$10.50		$10.26	$10.48

(a)	Redemptions made within 60 days of purchase may be assessed a redemption fee of 1.00%.

(b)	NAV does not recalculate due to rounding of shares of beneficial interest outstanding.

See Accompanying Notes to Financial Statements.

Pinnacle Funds
STATEMENT OF OPERATIONS (Unaudited)
For the Period Ended March 31, 2019

	Pinnacle Dynamic	Pinnacle Sherman	Pinnacle TrendRating
	Growth Fund *	Multi-Strategy Core Fund	Innovative Equity Fund **
INVESTMENT INCOME
Dividends (including $0, $0, $17 of foreign withholding tax)	$1,284	$618,044	$2,748
Interest	187	10,937	159
TOTAL INVESTMENT INCOME	1,471	628,981	2,907

EXPENSES
Investment advisory fees	2,042	328,451	1,650
Distribution (12b-1) fees:
Class A	—	14,626	—
Class C	—	108,567	—
Administrative services fees	11,230	31,910	11,230
Transfer agent fees	10,734	17,432	10,734
Accounting services fees	9,193	13,496	9,193
Audit fees	7,176	8,477	7,176
Printing and postage expenses	6,804	13,684	6,804
Legal fees	6,658	4,813	6,523
Third party administrative servicing fees	5,569	27,213	5,569
Trustees fees and expenses	5,381	8,583	5,381
Compliance officer fees	4,727	7,715	4,727
Custodian fees	3,633	5,671	3,633
Registration fees	372	19,813	372
Insurance expense	—	1,053	—
Other expenses	1,559	3,498	1,559
TOTAL EXPENSES	75,078	615,002	74,551
Less: Fees waived / reimbursed by the adviser	(72,499)	(86,314)	(72,343)
NET EXPENSES	2,579	528,688	2,208
NET INVESTMENT GAIN (LOSS)	(1,108)	100,293	699

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from security transactions	(6,508)	(5,211,115)	25,178
Net change in unrealized appreciation (depreciation) on investments	75,184	(5,588,398)	62,719

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	68,676	(10,799,513)	87,897

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$67,568	$(10,699,220)	$88,596

*	The Pinnacle Dynamic Growth Fund commenced operations on December 3, 2018.

**	The Pinnacle TrendRating Innovative Equity Fund commenced operations on December 3, 2018.

See Accompanying Notes to Financial Statements.

Pinnacle Dynamic Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

Period Ended
March 31,
2019*
(Unaudited)
FROM OPERATIONS
Net investment loss	$(1,108)
Net realized loss from security transactions	(6,508)
Net change in unrealized appreciation on investments	75,184
Net increase in net assets resulting from operations	67,568

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	10
Class C	10
Class I	1,363,510
Net increase in net assets resulting from shares of beneficial interest	1,363,530

TOTAL INCREASE IN NET ASSETS	1,431,098

NET ASSETS
Beginning of Period	—
End of Period	$1,431,098

SHARE ACTIVITY
Class A:
Shares Sold	1
Net increase in shares of beneficial interest outstanding	1

Class C:
Shares Sold	1
Net increase in shares of beneficial interest outstanding	1

Class I:
Shares Sold	136,262
Net increase in shares of beneficial interest outstanding	136,262

*	The Pinnacle Dynamic Growth Fund commenced operations on December 3, 2018.

See Accompanying Notes to Financial Statements.

Pinnacle Sherman Multi-Strategy Core Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31,	Year Ended
	2019	September 30,
	(Unaudited)	2018
FROM OPERATIONS
Net investment income (loss)	$100,293	$(76,597)
Net realized gain (loss) from security transactions	(5,211,115)	4,514,570
Net change in unrealized appreciation (depreciation) on investments	(5,588,398)	1,981,284
Net increase (decrease) in net assets resulting from operations	(10,699,220)	6,419,257

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	—	(1,437,699)
Class C	—	(1,471,030)
Class I	—	(4,045,202)
From net investment income:
Class I	—	(86,658)
Total Distributions Paid: *
Class A	(393,920)	—
Class C	(782,391)	—
Class I	(1,336,862)	—
Total Distributions to Shareholders	(2,513,173)	(7,040,589)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	749,697	4,147,367
Class C	348,973	4,515,865
Class I	1,930,424	15,339,364
Net asset value of shares issued in reinvestment of distributions:
Class A	365,229	1,158,951
Class C	711,208	1,310,129
Class I	1,301,047	4,025,034
Payments for shares redeemed:
Class A	(8,075,023)	(12,706,789)
Class C	(3,495,689)	(4,462,181)
Class I	(26,681,177)	(35,971,948)
Redemption fee proceeds:
Class A	584	233
Class C	278	363
Class I	366	2,178
Net decrease in net assets resulting from shares of beneficial interest	(32,844,083)	(22,641,434)

TOTAL DECREASE IN NET ASSETS	(46,056,476)	(23,262,766)

NET ASSETS
Beginning of Period	94,048,954	117,311,720
End of Period **	$47,992,478	$94,048,954

*	Distributions from net investment income and net realized capital gains are combined for the period ended March 31, 2019. See “New Accounting Pronouncements” in the Notes to Financial Statements for more information. The dividends and distributions to shareholders for the year ended September 30, 2018 have not been reclassified to conform to the current year presentation.

**	Net Assets - End of Period includes net investment income in excess of distributions of $0 as of September 30, 2018.

See Accompanying Notes to Financial Statements.

Pinnacle Sherman Multi-Strategy Core Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended
	March 31,	Year Ended
	2019	September 30,
	(Unaudited)	2018
SHARE ACTIVITY
Class A:
Shares Sold	74,310	365,177
Shares Reinvested	37,769	102,200
Shares Redeemed	(774,647)	(1,106,937)
Net decrease in shares of beneficial interest outstanding	(662,568)	(639,560)

Class C:
Shares Sold	34,193	398,105
Shares Reinvested	75,340	117,395
Shares Redeemed	(361,148)	(395,839)
Net increase (decrease) in shares of beneficial interest outstanding	(251,615)	119,661

Class I:
Shares Sold	183,156	1,339,388
Shares Reinvested	133,715	353,694
Shares Redeemed	(2,708,727)	(3,224,541)
Net decrease in shares of beneficial interest outstanding	(2,391,856)	(1,531,459)

See Accompanying Notes to Financial Statements.

Pinnacle TrendRating Equity Fund
STATEMENTS OF CHANGES IN NET ASSETS

Period Ended
March 31,
2019*
(Unaudited)
FROM OPERATIONS
Net investment income	$699
Net realized gain from security transactions	25,178
Net change in unrealized appreciation on investments	62,719
Net increase in net assets resulting from operations	88,596

DISTRIBUTIONS TO SHAREHOLDERS

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	10
Class C	10
Class I	1,175,010
Net increase in net assets resulting from shares of beneficial interest	1,175,030

TOTAL INCREASE IN NET ASSETS	1,263,626

NET ASSETS
Beginning of Period	—
End of Period	$1,263,626

SHARE ACTIVITY
Class A:
Shares Sold	1
Net increase in shares of beneficial interest outstanding	1

Class C:
Shares Sold	1
Net increase in shares of beneficial interest outstanding	1

Class I:
Shares Sold	120,615
Net increase in shares of beneficial interest outstanding	120,615

*	The Pinnacle TrendRating Innovative Equity Fund commenced operations on December 3, 2018.

See Accompanying Notes to Financial Statements.

Pinnacle Dynamic Growth Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Class A		Class C		Class I
	Period Ended		Period Ended		Period Ended
	March 31, 2019 (1)		March 31, 2019 (1)		March 31, 2019 (1)
	(Unaudited)		(Unaudited)		(Unaudited)
Net asset value, beginning of period	$10.00		$10.00		$10.00
Activity from investment operations:
Net investment income (loss)	(0.02	) (2)	0.00	(2)	(0.02	) (2)
Net realized and unrealized gain on investments	0.52	(9)	0.50	(9)	0.52	(9)
Total from investment operations	0.50		0.50		0.50
Net asset value, end of period	$10.50		$10.50		$10.50
Total return	5.00	% (3)(7)	5.00	% (3)(7)	5.00	% (3)(7)
Net assets, at end of period	$11		$11		$1,431,076
Ratio of gross expenses to average net assets	36.34	% (4)(5)(6)	37.09	% (4)(5)(6)	36.09	% (4)(5)(6)
Ratio of net expenses to average net assets	1.49	% (5)(6)	2.24	% (5)(6)	1.24	% (5)(6)
Ratio of net investment income (loss) to average net assets	(0.78	)% (5)(6)(8)	0.22	% (5)(6)(8)	(0.53	)% (5)(6)(8)
Portfolio Turnover Rate	135	% (7)	135	% (7)	135	% (7)

(1)	The Pinnacle Dynamic Growth Class A shares commenced operations on December 3, 2018.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the adviser not waived a portion of its expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Not annualized.

(8)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(9)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the changes in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

See Accompanying Notes to Financial Statements.

Pinnacle Sherman Multi-Strategy Core Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended
	March 31, 2019		Year Ended	Year Ended	Period Ended
Class A	(Unaudited)		September 30, 2018	September 30, 2017	September 30, 2016 (1)
Net asset value, beginning of period	$11.71		$11.61	$10.53	$10.00
Activity from investment operations:
Net investment income (loss) (2)	0.02		(0.01)	(0.01)	0.01
Net realized and unrealized gain / (loss) on investments	(1.20)		0.80	1.15	0.52	(10)
Total from investment operations	(1.18)		0.79	1.14	0.53
Less distributions from:
Net investment income	—		—	(0.02)	—
Net realized gains	(0.35)		(0.69)	(0.04)	—
Total distributions	(0.35)		(0.69)	(0.06)	—
Paid-in-Capital From Redemption Fees (2)(9)	0.00		0.00	0.00	0.00
Net asset value, end of period	$10.18		$11.71	$11.61	$10.53
Total return (3)	(9.91	)% (7)	6.96%	10.91%	5.30	% (7)
Net assets, at end of period (000s)	$8,718		$17,779	$25,056	$13,604
Ratio of gross expenses to average net assets (4)(6)	1.74	% (5)	1.61%	1.63%	1.72	% (5)
Ratio of net expenses to average net assets (6)	1.49	% (5)	1.49%	1.49%	1.49	% (5)
Ratio of net investment income (loss) to average net assets (6)(8)	0.35	% (5)	(0.05)%	(0.09)%	0.30	% (5)
Portfolio Turnover Rate	268	% (7)	402%	337%	449	% (7)

(1)	The Pinnacle Sherman Multi-Strategy Core Fund’s Class A shares commenced operations on October 1, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the adviser not waived a portion of its expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Not annualized.

(8)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(9)	Amount represents less than $0.01 per share.

(10)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the changes in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

See Accompanying Notes to Financial Statements.

Pinnacle Sherman Multi-Strategy Core Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended
	March 31, 2019		Year Ended	Year Ended	Period Ended
Class C	(Unaudited)		September 30, 2018	September 30, 2017	September 30, 2016 (1)
Net asset value, beginning of period	$11.46		$11.46	$10.46	$10.00
Activity from investment operations:
Net investment loss (2)	(0.01)		(0.09)	(0.06)	(0.08)
Net realized and unrealized gain on investments	(1.18)		0.78	1.10	0.54
Total from investment operations	(1.19)		0.69	1.04	0.46
Less distributions from:
Net realized gains	(0.35)		(0.69)	(0.04)	—
Total distributions	(0.35)		(0.69)	(0.04)	—
Paid-in-Capital From Redemption Fees (2)(9)	0.00		0.00	0.00	0.00
Net asset value, end of period	$9.92		$11.46	$11.46	$10.46
Total return (3)	(10.22	)% (7)	6.15%	9.97%	4.60	% (7)
Net assets, at end of period (000s)	$20,083		$26,079	$24,709	$14,578
Ratio of gross expenses to average net assets (4)(6)	2.49	% (5)	2.36%	2.38%	2.47	% (5)
Ratio of net expenses to average net assets (6)	2.24	% (5)	2.24%	2.24%	2.24	% (5)
Ratio of net investment loss to average net assets (6)(8)	(0.25	)% (5)	(0.80)%	(0.56)%	(0.77	)% (5)
Portfolio Turnover Rate	268	% (7)	402%	337%	449	% (7)

(1)	The Pinnacle Sherman Multi-Strategy Core Fund’s Class C shares commenced operations on October 1, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the adviser not waived a portion of its expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Not annualized.

(8)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(9)	Amount represents less than $0.01 per share.

See Accompanying Notes to Financial Statements.

Pinnacle Sherman Multi-Strategy Core Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended
	March 31, 2019		Year Ended	Year Ended	Period Ended
Class I	(Unaudited)		September 30, 2018	September 30, 2017	September 30, 2016 (1)
Net asset value, beginning of period	$11.77		$11.66	$10.57	$10.00
Activity from investment operations:
Net investment income (2)	0.03		0.02	0.05	0.01
Net realized and unrealized gain on investments	(1.19)		0.79	1.12	0.56	(10)
Total from investment operations	(1.16)		0.81	1.17	0.57
Less distributions from:
Net investment income	0.00	(9)	(0.01)	(0.04)	—
Net realized gains	(0.35)		(0.69)	(0.04)	—
Total distributions	(0.35)		(0.70)	(0.08)	—
Paid-in-Capital From Redemption Fees (2)(9)	0.00		0.00	0.00	0.00
Net asset value, end of period	$10.26		$11.77	$11.66	$10.57
Total return (3)	(9.68	)% (7)	7.16%	11.09%	5.70	% (7)
Net assets, at end of period (000s)	$19,192		$50,191	$67,546	$27,240
Ratio of gross expenses to average net assets (4)(6)	1.49	% (5)	1.36%	1.38%	1.47	% (5)
Ratio of net expenses to average net assets (6)	1.24	% (5)	1.24%	1.24%	1.24	% (5)
Ratio of net investment income to average net assets (6)(8)	0.67	% (5)	0.20%	0.47%	0.06	% (5)
Portfolio Turnover Rate	268	% (7)	402%	337%	449	% (7)

(1)	The Pinnacle Sherman Multi-Strategy Core Fund’s Class I shares commenced operations on October 1, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the adviser not waived a portion of its expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Not annualized.

(8)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(9)	Amount represents less than $0.01 per share.

(10)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the changes in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

See Accompanying Notes to Financial Statements.

Pinnacle TrendRating Equity Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Class A		Class C		Class I
	Period Ended		Period Ended		Period Ended
	March 31, 2019 (1)		March 31, 2019 (1)		March 31, 2019 (1)
	(Unaudited)		(Unaudited)		(Unaudited)
Net asset value, beginning of period	$10.00		$10.00		$10.00
Activity from investment operations:
Net investment income (loss)	0.01	(2)	(0.01	) (2)	0.01	(2)
Net realized and unrealized gain on investments	0.47	(9)	0.49		0.47	(9)
Total from investment operations	0.48		0.48		0.48
Net asset value, end of period	$10.48		$10.48		$10.48
Total return	4.80	% (3)(7)	4.80	% (3)(7)	4.80	% (3)(7)
Net assets, at end of period	$10		$10		$1,263,606
Ratio of gross expenses to average net assets	33.68	% (4)(5)(6)	34.43	% (4)(5)(6)	33.43	% (4)(5)(6)
Ratio of net expenses to average net assets	1.24	% (5)(6)	1.99	% (5)(6)	0.99	% (5)(6)
Ratio of net investment income (loss) to average net assets	0.06	% (5)(6)(8)	(0.69	)% (5)(6)(8)	0.31	% (5)(6)(8)
Portfolio Turnover Rate	115	% (7)	115	% (7)	115	% (7)

(1)	The Pinnacle Trendrating Innovative Equity Fund Class A shares commenced operations on December 3, 2018.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the adviser not waived a portion of its expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Not annualized.

(8)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(9)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the changes in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

See Accompanying Notes to Financial Statements.

PINNACLE FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2019

1.	ORGANIZATION

The Pinnacle Dynamic Growth Fund, Pinnacle Sherman Multi-Strategy Core Fund, and Pinnacle TrendRating Innovative Equity Fund (each a “Fund” and collectively the “Funds”) each are a diversified series of shares of beneficial interest of Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized on December 5, 2011 under the laws of the state of Delaware. The Funds are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The investment objective of Pinnacle Dynamic Growth Fund is to seek long term capital appreciation with reasonable risk. The investment objective of Pinnacle Sherman Multi-Strategy Core Fund is to seek high total return with reasonable risk. The investment objective of Pinnacle TrendRating Innovative Equity Fund is to seek high total return. Pinnacle Sherman Multi-Strategy Core Fund commenced operations on October 1, 2015. Pinnacle Dynamic Growth Fund and Pinnacle TrendRating Innovative Equity Fund commenced operations on December 3, 2018.

Each Fund currently offer Class A, Class C and Class I shares. Class C and Class I shares are offered at net asset value. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Each class represents an interest in the same assets of the Funds and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies,” including FASB Accounting Standard Update (“ASU”) 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments in open-end investment companies are valued at NAV. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

PINNACLE FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019

Cash and Cash Equivalents – Cash and cash equivalents includes cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The assets of the Funds may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each accountholder. The counterparty is generally a single bank or other financial institution, rather than a group of financial institutions; thus there may be a greater counterparty credit risk. The Fund places deposits only with those counterparties which are believed to be creditworthy. As of March 31, 2019, Pinnacle Dynamic Growth Fund, Pinnacle Sherman Multi-Strategy Core Fund and Pinnacle TrendRating Innovative Equity Fund had deposits with MUFG Union Bank of $60,443 representing 4.22% of net assets, $15,825,988 representing 32.98% of net assets, and $53,901 representing 4.27% of net assets respectively.

Valuation of Underlying Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end investment companies are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of trustees of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the NAV per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by a Fund will not change.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair valuation committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and

PINNACLE FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019

actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Funds’ calculation of their NAVs. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that a Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such

PINNACLE FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019

cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2019 for the Funds’ assets measured at fair value:

Pinnacle Dynamic Growth Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$1,387,315	$—	$—	$1,387,315
Total	$1,387,315	$—	$—	$1,387,315

Pinnacle Sherman Multi-Strategy Core Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$32,224,058	$—	$—	$32,224,058
Time Deposit	—	15,830,734	—	15,830,734
Total	$32,224,058	$15,830,734	$—	$48,054,792

Pinnacle TrendRating Innovative Equity Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$1,223,870	$—	$—	$1,223,870
Total	$1,223,870	$—	$—	$1,223,870

The Fund did not hold any Level 2 or Level 3 securities during the period.

*	Refer to the Portfolio of Investments for classification by asset class.

Security Transactions and Related Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities using the effective interest method.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results from operations, or net asset value per share of a Fund. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the

PINNACLE FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019

Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in its open tax years 2016-2018 or expected to be taken in the Fund’s 2019 tax returns. The Funds identify their major tax jurisdictions as U.S. federal, Nebraska and foreign jurisdictions where a Fund makes significant investments; however, each Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and may be actively managed or represent a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities in which they invest, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended March 31, 2019, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to the following:

Fund	Purchases	Sales
Pinnacle Dynamic Growth Fund	$2,380,367	$1,061,730
Pinnacle Sherman Multi-Strategy Core Fund	172,661,046	221,669,878
Pinnacle Trendrating Innovative Equity Fund	2,082,503	946,530

PINNACLE FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019

4.	REDEMPTION FEES

The Funds may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 60 days. The redemption fee is paid directly to the Funds. For the six months ended March 31, 2019, the redemption fees paid to Pinnacle Sherman Multi-Strategy Core Fund were as follows:

Redemption Fee
Class A	$584
Class C	278
Class I	366

5.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Pinnacle Family Advisors, LLC serves as the Funds’ investment adviser (the “Adviser”).

Pursuant to an Advisory Agreement with the Funds, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the average daily net assets of Pinnacle Dynamic Growth Fund and Pinnacle Sherman Multi-Strategy Core Fund, and 0.75% of average daily net assets for TrendRating Innovative Equity Fund paid monthly. For the period ended March 31, 2019, Pinnacle Dynamic Growth Fund, Pinnacle Sherman Multi-Strategy Core Fund, and Pinnacle TrendRating Innovative Equity Fund incurred $2,042, $328,451, and $1,650 in advisory fees respectively.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, at least until July 31, 2020 for Pinnacle Sherman Multi-Strategy Core Fund and July 31, 2021 for Pinnacle Dynamic Growth Fund, and Pinnacle TrendRating Innovative Equity Fund, to waive a portion of their advisory fees and has agreed to reimburse the Funds for other expenses to the extent necessary so that the total expenses incurred by the Funds (excluding front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs such as interest and dividend expenses on securities sold short, taxes, or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Funds’ business) do not exceed 1.49% per annum of Class A average daily net assets, 2.24% per annum for Class C average daily net assets, and 1.24% per annum for Class I average daily net assets for Pinnacle Dynamic Growth Fund; 1.49% per annum of Class A average daily net assets, 2.24% per annum for Class C average daily net assets, and 1.24% per annum for Class I average daily net assets for Pinnacle Sherman Multi -Strategy Core Fund; 1.24% per annum of Class A average daily net assets, 1.99% per annum for Class C average daily net assets, and 0.99% per annum for Class I average daily net assets for Pinnacle TrendRating Innovative Equity Fund (the “expense limitation”).

PINNACLE FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and a Fund’s Operating Expenses attributable to Class A, Class C and Class I shares are subsequently less than the expense limitation, the Adviser shall be entitled to reimbursement by the applicable Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed the lesser of the expense limitation in place at the time of the waiver or at the time of the reimbursement. If the operating expenses attributable to the Class A, Class C and Class I shares subsequently exceed the expense limitation then in place or in place at time of waiver, the reimbursements shall be suspended. The Adviser may seek recoupment only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. For the six months ended March 31, 2019, the Adviser of Pinnacle Dynamic Growth Fund, Pinnacle Sherman Multi-Strategy Core Fund, and Pinnacle TrendRating Innovative Equity Fund waived and/or reimbursed $72,499, $86,314 and $72,343 respectively in advisory fees pursuant to the Waiver Agreement.

The following amounts are subject to recapture by Pinnacle Sherman Multi-Strategy Core Fund until the following dates:

9/30/2019	9/30/2020	9/30/2021
$93,133	$115,925	$131,985

Distributor – The Trust, on behalf of the Funds, has adopted the Trust’s Class A and Class C Master Distribution and Shareholder Servicing Plans (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by the Funds at an annual rate of 0.25% and 1.00% of the average daily net assets attributable to Class A shares and Class C shares, respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Adviser. Pursuant to the Plans, the Pinnacle Sherman Multi-Strategy Core Fund incurred, $14,626 in distribution fees for Class A shares and $108,567 in distribution fees for Class C shares during the six months ended March 31, 2019.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. For the six months ended March 31, 2019, the Distributor received $3,112 from front-end sales charge of which $442 was retained by the principal underwriter or other affiliated broker-dealers for Pinnacle Multi-Strategy Core Fund Class A.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer

PINNACLE FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019

agency services to each Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

Effective February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including NLD, NLCS and Blu Giant (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

6.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. Persons controlling the Funds can determine the outcome of any proposal submitted to the shareholders for approval, including changes to the Funds’ fundamental policies or the terms of the advisory agreement with the Adviser. As of March 31, 2019, the following held in excess of 25% of the voting securities of the Funds listed, for the sole benefit of customers and may be deemed to control the applicable Fund:

		Percentage of Voting
Fund	Shareholder	Securities as of March 31,
Dynamic Growth Fund	National Financial Services LLC	96.3%
Sherman Multi-Strategy Core Fund	National Financial Services LLC	28.7%
	LPL Financial	35.5%
TrendRating Innovative Equity Fund	National Financial Services LLC	87.2%

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and their respective unrealized appreciation and depreciation at March 31, 2019, were as follows:

		Gross	Gross
	Tax	Unrealized	Unrealized	Net Unrealized
Fund	Cost	Appreciation	Depreciation	Appreciation
Pinnacle Dynamic Growth Fund	$1,312,131	$75,184	$—	$75,184
Pinnacle Sherman Multi-Strategy Core	46,160,195	1,889,851	—	1,889,851
Pinnacle TrendRating Innovative Equity Fund	1,161,151	68,371	(5,652)	62,719

PINNACLE FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019

The tax character of distributions paid by Pinnacle Sherman Multi-Strategy Core Fund during the fiscal years ended September 30, 2018 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	September 30, 2018	September 30, 2017
Ordinary Income	$7,040,589	$387,559
Long-Term Capital Gain	—	—
Return of Capital	—	—
	$7,040,589	$387,559

As of September 30, 2018, the components of accumulated earnings/ (deficit) on a tax basis for Pinnacle Multi-Strategy Core Fund were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficit)
$1,579,404	$933,142	$—	$—	$—	$7,478,249	$9,990,795

Permanent book and tax differences for Pinnacle Sherman Multi-Strategy Core Fund, primarily attributable to the tax treatment of net operating losses to reduce short-term capital gains, and the reclassification of Fund distributions, resulted in reclassifications for the year ended September 30, 2018 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$—	$163,255	$(163,255)

8.	RECENT ACCOUNTING PRONOUNCEMENTS AND REPORTING UPDATES

In August 2018, the FASB issued ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. These amendments have been adopted with these financial statements.

In August 2018, the Securities and Exchange Commission released Final Rule 33-10532, captioned “Disclosure Update and Simplification,” which is intended to amend certain disclosure requirements that have become redundant, duplicative, overlapping, outdated or superseded, in light of other Commission disclosure requirements, GAAP, or changes in the information environment. These

PINNACLE FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019

changes will be effective November 5, 2018. These amendments have been adopted with these financial statements.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

PINNACLE FUNDS
EXPENSE EXAMPLES (Unaudited)
March 31, 2019

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Pinnacle Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2018 through March 31, 2019.

Actual Expenses

The “Actual” columns in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $ 1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual*		(5% return before expenses)

		Beginning
	Fund’s	Account	Ending	Expenses	Ending	Expenses
	Annualized	Value	Account Value	Paid During	Account Value	Paid During
	Expense Ratio	10/1/18	3/31/19	Period	3/31/19	Period

Pinnacle Dynamic Growth Fund – Class A	1.49%	$1,000.00	$1,050.00	$ 7.62	$1,017.50	$ 7.49
Pinnacle Dynamic Growth Fund – Class C	2.24%	$1,000.00	$1,050.00	$11.45	$1,013.76	$11.25
Pinnacle Dynamic Growth Fund – Class I	1.24%	$1,000.00	$1,050.00	$ 6.34	$1,018.75	$ 6.24
Pinnacle Sherman Multi-Strategy – Class A	1.49%	$1,000.00	$900.90	$ 7.06	$1,017.50	$ 7.49
Pinnacle Sherman Multi-Strategy – Class C	2.24%	$1,000.00	$897.80	$10.60	$1,013.76	$11.25
Pinnacle Sherman Multi-Strategy – Class I	1.24%	$1,000.00	$903.20	$ 5.88	$1,018.75	$ 6.24
Power TrendRating Innovative Equity Fund – Class A	1.24%	$1,000.00	$1,048.00	$ 6.33	$1,018.75	$ 6.24
Power TrendRating Innovative Equity Fund – Class C	1.99%	$1,000.00	$1,048.00	$10.16	$1,015.01	$10.00
Power TrendRating Innovative Equity Fund – Class I	0.99%	$1,000.00	$1,048.00	$ 5.05	$1,020.00	$ 4.99

*	Expenses are equal to the average account value over the period, multiplied by a Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

PINNACLE FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)
March 31, 2019

Approval of Advisory Agreement – Pinnacle Dynamic Growth Fund and Pinnacle TrendRating Innovative Equity Fund

In connection with a meeting held on August 21st and 22nd, 2018, the Board of Trustees (the “Board”) of the Northern Lights Fund Trust III (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of the investment advisory agreement (the “Advisory Agreement”) between Pinnacle Family Advisors, LLC (the “Adviser”) and the Trust, with respect to the Pinnacle Dynamic Growth Fund (“Pinnacle DG”) and Pinnacle TrendRating Innovative Equity Fund (“Pinnacle IE”). In considering the approval of the Advisory Agreement, the Board received materials specifically relating to Pinnacle DG and Pinnacle IE and the Advisory Agreement.

The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The Board’s conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Service. The Board expressed its familiarity with the Adviser as it was the adviser to two other series in the Trust. The Board reviewed the background information of the Adviser’s investment personnel expected to manage Pinnacle DG and Pinnacle IE and expressed its satisfaction with their significant financial industry experience in portfolio management, compliance, research and marketing. The Board commented that the Adviser would utilize an investment process based on the research from model providers, and would ensure the models and signals were being implemented effectively and efficiently. The Board acknowledged that the Adviser addressed several strategy related risks with mitigation processes that attempted to minimize whipsaws caused by trendless or volatile markets. The Board discussed the Adviser’s compliance with investment limitations. The Board observed that the Adviser had made compliance enhancements and added compliance staff to assist with oversight and reporting obligations. The Board concluded that the Adviser could be expected to deliver high quality service to Pinnacle DG and Pinnacle IE and their respective shareholders.

Performance. As neither Pinnacle DG nor Pinnacle IE had commenced operations, the Board reviewed hypothetical returns for Pinnacle DG and Pinnacle IE. Although the data was hypothetical, the Board acknowledged that it was familiar with the Adviser from the other funds it managed in the Trust, and recognized the Adviser’s ability to research and implement various models and signals effectively.

Pinnacle DG—The Board observed that the hypothetical performance data provided by the Adviser indicated that Pinnacle DG’s investment strategy underperformed the S&P 500 TR Index over the 1-year, 5-year and since inception (January 2009) periods, but had generated strong positive absolute returns. Although past performance is not predictive of future returns, the Board

PINNACLE FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
March 31, 2019

concluded that the Adviser had the potential to provide reasonable results to Pinnacle DG and its shareholders.

Pinnacle IE—The Board noted that the hypothetical performance data provided by the Adviser showed that Pinnacle IE’s investment strategy outperformed the S&P 500 TR Index over the 1-year, 5-year and since inception (January 2004) periods while slightly lagging over 10 years. Although past performance is not predictive of future returns, the Board concluded that the Adviser had the potential to provide reasonable results to Pinnacle IE and its shareholders.

Fees and Expenses.

Pinnacle DG—The Board noted that the Adviser had proposed an annual advisory fee of 1.00% for Pinnacle DG, which was on par with the peer group median and slightly higher than the Morningstar category median. The Board observed that Pinnacle DG’s estimated expense ratio was lower than the peer group and Morningstar category medians. The Board further noted the Adviser would have an expense limitation of 1.49%, 2.24% and 1.24% for Class A, Class C and Class I shares, respectively, in place for the first year. Given these considerations, the Board concluded that the Adviser’s proposed advisory fee was not unreasonable.

Pinnacle IE—The Board observed that the Adviser proposed an annual advisory fee of 0.75% for Pinnacle IE, which was equal to the high of the peer group, but was significantly lower than the Morningstar category high of 1.40%. The Board remarked that Pinnacle IE’s 0.99% expense ratio was higher than the peer group and Morningstar category medians and averages, but well below the peer group high and the Morningstar category high. The Board discussed that the Adviser would have an expense limitation of 1.24%, 1.99% and 0.99% for Class A, Class C and Class I shares, respectively, in place for the first year. Given these considerations, the Board concluded that the Adviser’s proposed advisory fee was not unreasonable.

Economies of Scale. The Board discussed the anticipated size of each of Pinnacle DG and Pinnacle IE and their prospects for growth. The Board concluded that, based on the anticipated size of Pinnacle DG and Pinnacle IE, meaningful economies justifying breakpoints would be unlikely during the initial term of the advisory agreement, but noted that the Adviser agreed to discuss the implementation of breakpoints as each of Pinnacle DG’s and Pinnacle IE’s assets grew and the Adviser achieved economies of scale related to their operation. The Board agreed to monitor and revisit the issue at the appropriate time.

Profitability.

Pinnacle DG—The Board reviewed the Adviser’s profitability analysis in connection with Pinnacle DG’s operation. The Board noted that the Adviser expected to realize a profit over the initial two-year term of the advisory agreement. The Board agreed that, even if Pinnacle DG’s asset level outpaced the Adviser’s expectations, it would likely not cause the Adviser’s expected profitability to be unreasonable or out of line in relation to the services it provided to Pinnacle DG.

PINNACLE FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
March 31, 2019

After further discussion, the Board concluded that the Adviser’s expected level of profitability was not excessive.

Pinnacle IE—The Board reviewed the Adviser’s profitability analysis in connection with Pinnacle IE’s operation and noted that the Adviser expected to realize a modest profit over the initial two-year term of the advisory agreement. After further discussion, the Board concluded that the Adviser’s expected level of profitability was not excessive.

Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board concluded that the proposed advisory fee was reasonable and that approval of the Advisory Agreement was in the best interests of the Trust and future shareholders of each of Pinnacle DG and Pinnacle IE.

PRIVACY NOTICE

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

	■	Social Security number	■	Purchase History

	■	Assets	■	Account Balances

	■	Retirement Assets	■	Account Transactions

	■	Transaction History	■	Wire Transfer Instructions

	■	Checking Account Information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call (402) 493-4603

Who we are
Who is providing this notice?	Northern Lights Fund Trust III
What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tells us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    Affiliates from using your information to market to you

■    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Northern Lights Fund Trust III doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12 month period ended June 30 as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-888-985-9830 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. The information on Form N-Q is available without charge, upon request, by calling 1-888-985-9830.

INVESTMENT ADVISER
Pinnacle Family Advisors, LLC
620 W. Republic Road, Ste. 104
Springfield, MO 65807

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Rich Malinowski

Rich Malinowski, Principal Executive Officer/President

Date 6/7/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Rich Malinowski

Rich Malinowski, Principal Executive Officer/President

Date 6/7/19

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 6/7/19